Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost and fair value of securities available for sale and held for investment
Gross Amortized Cost, Available for Sale	$ 637,940	$ 639,847
Gross Unrealized Gains, Available for Sale	7,011	12,355
Gross Unrealized Losses, Available for Sale	(1,901)	(3,840)
Fair Value, Available for Sale	643,050	648,362
Gross Amortized Cost, Held for Investment Securities	13,818	19,977
Gross Unrealized Gains, Held for Investment Securities	819	646
Gross Unrealized Losses, Held for Investment Securities	(95)	(136)
Fair value, Held for Investment Securities	14,542	20,487
US Treasury Securities and obligations of US Government Sponsored Entities [Member]
Amortized cost and fair value of securities available for sale and held for investment
Gross Amortized Cost, Available for Sale	1,700	1,699
Gross Unrealized Gains, Available for Sale	7	25
Gross Unrealized Losses, Available for Sale	0	0
Fair Value, Available for Sale	1,707	1,724
Mortgage-backed securities of U.S Government Sponsored Entities [Member]
Amortized cost and fair value of securities available for sale and held for investment
Gross Amortized Cost, Available for Sale	186,404	135,665
Gross Unrealized Gains, Available for Sale	3,320	2,819
Gross Unrealized Losses, Available for Sale	(469)	(37)
Fair Value, Available for Sale	189,255	138,447
Gross Amortized Cost, Held for Investment Securities	0
Fair value, Held for Investment Securities	0
Collateralized mortgage obligations of U.S. Government Sponsored Entities [Member]
Amortized cost and fair value of securities available for sale and held for investment
Gross Amortized Cost, Available for Sale	352,731	428,139
Gross Unrealized Gains, Available for Sale	2,430	9,111
Gross Unrealized Losses, Available for Sale	(902)	(316)
Fair Value, Available for Sale	354,259	436,934
Gross Amortized Cost, Held for Investment Securities	4,687	10,475
Gross Unrealized Gains, Held for Investment Securities	0	0
Gross Unrealized Losses, Held for Investment Securities	(92)	(136)
Fair value, Held for Investment Securities	4,595	10,339
Private collateralized mortgage obligations [Member]
Amortized cost and fair value of securities available for sale and held for investment
Gross Amortized Cost, Available for Sale	96,258	73,247
Gross Unrealized Gains, Available for Sale	1,203	330
Gross Unrealized Losses, Available for Sale	(530)	(3,487)
Fair Value, Available for Sale	96,931	70,090
Gross Amortized Cost, Held for Investment Securities	1,278	1,840
Gross Unrealized Gains, Held for Investment Securities	33	40
Gross Unrealized Losses, Held for Investment Securities	0	0
Fair value, Held for Investment Securities	1,311	1,880
Obligations of state and political subdivisions [Member]
Amortized cost and fair value of securities available for sale and held for investment
Gross Amortized Cost, Available for Sale	847	1,097
Gross Unrealized Gains, Available for Sale	51	70
Gross Unrealized Losses, Available for Sale	0	0
Fair Value, Available for Sale	898	1,167
Gross Amortized Cost, Held for Investment Securities	6,353	6,662
Gross Unrealized Gains, Held for Investment Securities	737	570
Gross Unrealized Losses, Held for Investment Securities	(3)	0
Fair value, Held for Investment Securities	7,087	7,232
Other [Member]
Amortized cost and fair value of securities available for sale and held for investment
Gross Amortized Cost, Held for Investment Securities	1,500	1,000
Gross Unrealized Gains, Held for Investment Securities	49	36
Gross Unrealized Losses, Held for Investment Securities	0	0
Fair value, Held for Investment Securities	$ 1,549	$ 1,036